INCOME TAXES - Movements of valuation allowances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Rollforward of valuation allowances of deferred tax assets
Balance as of beginning of year	$ 25,240	$ 388	$ 402
Current year addition	5,267	1,454	63
Current year reversal	(7,039)	(753)
Reduction due to usage of NOL	(42)	(25)	(21)
Reduction due to statute expiration	(288)	(193)	(56)
Decrease in disposal of subsidiaries	(22,077)
Reverse acquisition		23,843
Exchange rate effect		526
Balance as of the end of the year	$ 1,061	$ 25,240	$ 388